Significant Accounting Policies - Schedule of Subsidiaries Consolidated Financial Statements (Details)		1 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2019
Statement Line Items [Line Items]
Percent Owned		50.00%
Canada Inc [Member]
Statement Line Items [Line Items]
Name of Subsidiary	[1]		3537137 Canada Inc.
Place of Incorporation			Canada
Principal Activity			Holding Company. Wholly-owned subsidiary of the Company.
Percent Owned			100.00%
Pebble Services Inc. [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Pebble Services Inc.
Place of Incorporation			Nevada, USA
Principal Activity			Management and services company. Wholly-owned subsidiary of the Company.
Percent Owned			100.00%
Northern Dynasty Partnership [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Northern Dynasty Partnership
Place of Incorporation			Alaska, USA
Principal Activity			Holds 99.9% interest in the Pebble Partnership and 100% of Pebble Mines.
Percent Owned			100.00%
Pebble Limited Partnership [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Pebble Limited Partnership
Place of Incorporation			Alaska, USA
Principal Activity			Limited Partnership. Ownership and Exploration of the Pebble Project.
Percent Owned			100.00%
Pebble Mines Corp. [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Pebble Mines Corp.
Place of Incorporation			Delaware, USA
Principal Activity			General Partner. Holds 0.1% interest in the Pebble Partnership.
Percent Owned			100.00%
Pebble West Claims Corporation [Member]
Statement Line Items [Line Items]
Name of Subsidiary	[2]		Pebble West Claims Corporation
Place of Incorporation			Alaska, USA
Principal Activity			Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned			100.00%
Pebble East Claims Corporation [Member]
Statement Line Items [Line Items]
Name of Subsidiary	[2]		Pebble East Claims Corporation
Place of Incorporation			Alaska, USA
Principal Activity			Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned			100.00%
Pebble Pipeline Corporation [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Pebble Pipeline Corporation
Place of Incorporation			Alaska, USA
Principal Activity			Holding Company. Subsidiary of the Pebble Partnership.
U5 Resources Inc. [Member]
Statement Line Items [Line Items]
Name of Subsidiary			U5 Resources Inc.
Place of Incorporation			Nevada, USA
Principal Activity			Holding Company. Wholly-owned subsidiary of the Company.
Percent Owned			100.00%
Cannon Point Resources Ltd. [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Cannon Point Resources Ltd.
Place of Incorporation			British Columbia, Canada
Principal Activity			Not active. Wholly-owned subsidiary of the Company.
Percent Owned			100.00%
MGL Subco Ltd. (" MGL") [Member]
Statement Line Items [Line Items]
Name of Subsidiary			MGL Subco Ltd.
Place of Incorporation			British Columbia, Canada
Principal Activity			Not active. Wholly-owned subsidiary of the Company.
Percent Owned			100.00%
Delta Minerals Inc. ("Delta") [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Delta Minerals Inc.
Place of Incorporation			British Columbia, Canada
Principal Activity			Not active. Wholly-owned subsidiary of MGL.
Percent Owned			100.00%
Imperial Gold Corporation ("Imperial Gold") [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Imperial Gold Corporation
Place of Incorporation			British Columbia, Canada
Principal Activity			Not active. Wholly-owned subsidiary of Delta.
Percent Owned			100.00%
Yuma Gold Inc. [Member]
Statement Line Items [Line Items]
Name of Subsidiary			Yuma Gold Inc.
Place of Incorporation			Nevada, USA
Principal Activity			Not active. Wholly-owned subsidiary of Imperial Gold.
Percent Owned			100.00%

[1]	Holds a 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
[2]	Both entities together hold 2,402 claims comprising the Pebble Project.